Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Certain Information Related to the Company's Foreign Currency Forward Derivative Instruments

Certain information related to the Fund’s foreign currency forward derivative instruments as of December 31, 2024 and 2023 is presented below.

	As of December 31, 2024
Derivative Instrument	Notional Amount		Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Balance Sheet Location of Net Amounts
Foreign currency forward contract	NOK	910,877	$307,682	$(305,484)	Other Assets
Foreign currency forward contract		€101,075	104,738	(103,498)	Other Assets
Foreign currency forward contract		£70,493	89,788	(88,011)	Other Assets
Foreign currency forward contract		€65,111	69,497	(68,083)	Other Assets
Foreign currency forward contract	CAD	33,593	25,013	(24,034)	Other Assets
Foreign currency forward contract	CAD	30,622	21,367	(21,334)	Other Assets
Foreign currency forward contract		£28,842	36,242	(36,023)	Other Assets
Foreign currency forward contract	NOK	27,017	2,502	(2,374)	Other Assets
Foreign currency forward contract	AUD	9,518	6,165	(5,917)	Other Assets
Foreign currency forward contract	AUD	4,057	2,684	(2,520)	Other Assets
Foreign currency forward contract	NZD	2,520	1,543	(1,437)	Other Assets
Total			$667,221	$(658,715)

	As of December 31, 2023
			Gross Amount	Gross Amount
	Notional		of Recognized	of Recognized	Balance Sheet
Derivative Instrument	Amount		Assets	Liabilities	Location of Net Amounts
Foreign currency forward contract		£12,732	$15,697	$(15,697)	Accounts payable and other liabilities
Foreign currency forward contract	AUD	9,518	6,165	(6,165)	Accounts payable and other liabilities
Foreign currency forward contract		€7,826	8,380	(8,380)	Accounts payable and other liabilities
Foreign currency forward contract	CAD	1,391	1,017	(1,017)	Accounts payable and other liabilities
Total			$31,259	$(31,259)

Schedule of Net Realized and Unrealized Gains and Losses on Derivative Instruments

Net realized and unrealized gains and losses on derivative instruments not designated as a qualifying hedge accounting relationship recognized by the Fund for the years ended December 31, 2024 and 2023 are in the following locations in the consolidated statement of operations:

		For the Years Ended December 31,
Derivative Instrument	Statement Location	2024	2023
Foreign currency forward contract	Net realized gains (losses) on foreign currency transactions	$358	$—
Foreign currency forward contract	Net unrealized gains (losses) on foreign currency transactions	$9,745	$(598)

Schedule of Impact of Interest Rate Swaps	As of December 31, 2024, the counterparty to all of the Fund’s interest rate swaps was Wells Fargo Bank, N.A. Certain information related to the Fund’s interest rate swaps as of December 31, 2024 is presented below.

Description	Hedged Item	Fund Receives	Fund Pays	Maturity Date	Notional Amount
Interest rate swap	March 2028 Notes	5.700%	SOFR +1.649%	March 15, 2028	$1,000,000
Interest rate swap	August 2029 Notes	6.350%	SOFR +2.208%	August 15, 2029	$700,000
Interest rate swap	February 2030 Notes	5.600%	SOFR +2.302%	February 15, 2030	$750,000
The balance sheet impact of fair valuing the interest rate swaps as of December 31, 2024 is presented below:

	As of December 31, 2024
Derivative Instrument	Notional Amount	Maturity Date	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Balance Sheet Location of Net Amounts
Interest rate swap(1)	$1,000,000	March 15, 2028	$—	$(1,505)	Accounts payable and other liabilities
Interest rate swap(2)	$700,000	August 15, 2029	926	—	Other assets
Interest rate swap(3)	$750,000	February 15, 2030	—	(28,019)	Accounts payable and other liabilities
Total			$926	$(29,524)
(1)	The liability related to the fair value of the interest rate swaps was offset by a $1,532 decrease to the carrying value of the March 2028 Notes.
(2)	The asset related to the fair value of the interest rate swap was offset by a $960 increase to the carrying value of the August 2029 Notes.
(3)	The liability related to the fair value of the interest rate swaps was offset by a $27,748 decrease to the carrying value of the February 2030 Notes.